Capital Stock (Details) - $ / shares	Jan. 20, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Shares of common stock authorized (in shares)		100,000,000	100,000,000
Shares issued and outstanding (in shares)		50,000,000	48,900,000
Maximum shares allowed for issuance (in shares)		2,000,000.0
Par value (in dollars per share)		$ 10
Subsequent Event
Subsequent Event [Line Items]
Dividend declared (in dollars per share)	$ 0.10